Key management personnel disclosures - Summary of compensation made to directors and other members of key management personnel (Detail) - AUD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Related party transactions [abstract]
Short-term employee benefits	$ 1,636	$ 2,513	$ 1,586
Post-employment benefits	90	155	130
Long-term benefits			200
Termination benefits		315
Share-based payments	117	403	183
Key management personnel compensation	$ 1,843	$ 3,386	$ 2,099